Provisions_Details Of Provisions(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 KRW (₩) ₩ / shares		Dec. 31, 2017 USD ($) ₩ / shares	Dec. 31, 2016 KRW (₩) ₩ / shares
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		₩ 568,033,000,000		$ 532,155	₩ 537,717,000,000	₩ 568,033,000,000		$ 532,155	₩ 537,717,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		537,717,000,000
Changes In Other Provisions Abstract [Abstract]
Ending		₩ 568,033,000,000		$ 532,155	₩ 537,717,000,000
Estimated Quantity Of Greenhouse Gas Emission | ₩ / shares	[1]					112,121		112,121	117,831
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.	Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.
Provision For Commitments And Payment Guarantee Member [Member]
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		₩ 267,011,000,000			₩ 315,777,000,000	₩ 267,011,000,000			₩ 315,777,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		315,777,000,000			353,839,000,000
Changes In Other Provisions Abstract [Abstract]
Effects of changes in foreign exchange rate		(4,685,000,000)			941,000,000
Business combination		19,000,000
Provision		(44,100,000,000)			(39,003,000,000)
Ending		267,011,000,000			315,777,000,000
Provisions for unused loan commitments
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		178,202,000,000			189,349,000,000	178,202,000,000			189,349,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		189,349,000,000			195,385,000,000
Changes In Other Provisions Abstract [Abstract]
Effects of changes in foreign exchange rate		(1,316,000,000)			204,000,000
Business combination		19,000,000
Provision		(9,850,000,000)			(6,240,000,000)
Ending		178,202,000,000			189,349,000,000
Provisions for payment guarantees
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		88,809,000,000			126,428,000,000	88,809,000,000			126,428,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		126,428,000,000			158,454,000,000
Changes In Other Provisions Abstract [Abstract]
Effects of changes in foreign exchange rate		(3,369,000,000)			737,000,000
Business combination		0
Provision		(34,250,000,000)			(32,763,000,000)
Ending		88,809,000,000			126,428,000,000
Financial guarantee contrancts
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		2,682,000,000			4,333,000,000	2,682,000,000			4,333,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		4,333,000,000			3,809,000,000
Changes In Other Provisions Abstract [Abstract]
Provision(reversal)		(1,651,000,000)			(2,958,000,000)
Business combination		0			3,482,000,000
Ending		2,682,000,000			4,333,000,000
Provisions for restoration cost
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		95,194,000,000			84,854,000,000	95,194,000,000			84,854,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		84,854,000,000			75,351,000,000
Changes In Other Provisions Abstract [Abstract]
Business combination		862,000,000			3,693,000,000
Provision		5,150,000,000			3,886,000,000
Reversal		(1,211,000,000)			(967,000,000)
Used		(7,049,000,000)			(5,940,000,000)
Unwinding of discount		2,078,000,000			1,890,000,000
Effects of changes in discount rate		10,510,000,000			6,941,000,000
Ending		95,194,000,000			84,854,000,000
Others
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		203,146,000,000			132,753,000,000	203,146,000,000			132,753,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		132,753,000,000			174,861,000,000
Changes In Other Provisions Abstract [Abstract]
Business combination		71,763,000,000
Provision		137,514,000,000			69,830,000,000
Reversal		(138,884,000,000)			(111,938,000,000)
Ending		203,146,000,000			132,753,000,000
Membership rewards program
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		15,112,000,000			8,790,000,000	15,112,000,000			8,790,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		8,790,000,000			8,630,000,000
Changes In Other Provisions Abstract [Abstract]
Business combination		0
Provision		81,171,000,000			26,336,000,000
Reversal		(74,849,000,000)			(26,176,000,000)
Ending		15,112,000,000			8,790,000,000
Dormant accounts
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		5,050,000,000			50,396,000,000	5,050,000,000			50,396,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		50,396,000,000			41,091,000,000
Changes In Other Provisions Abstract [Abstract]
Business combination		0
Provision		5,133,000,000			32,464,000,000
Reversal		(50,479,000,000)			(23,159,000,000)
Ending		5,050,000,000			50,396,000,000
Litigations
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		23,763,000,000			20,623,000,000	23,763,000,000			20,623,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		20,623,000,000			71,240,000,000
Changes In Other Provisions Abstract [Abstract]
Business combination		0
Provision		6,046,000,000			1,589,000,000
Reversal		(2,906,000,000)			(52,206,000,000)
Ending		23,763,000,000			20,623,000,000
Ending(Debentures)
Disclosure Of Other Provisions Line Items [Line Items]
Provisions	[1]	177,000,000			358,000,000	177,000,000			358,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		358,000,000	[1]		69,000,000
Changes In Other Provisions Abstract [Abstract]
Business combination		0
Provision		0			434,000,000
Reversal		(181,000,000)			(145,000,000)
Ending	[1]	177,000,000			358,000,000
Others
Disclosure Of Other Provisions Line Items [Line Items]
Provisions		159,044,000,000	[2]		52,586,000,000	₩ 159,044,000,000	[2]		₩ 52,586,000,000
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		52,586,000,000			53,831,000,000
Changes In Other Provisions Abstract [Abstract]
Business combination		71,763,000,000
Provision		45,164,000,000			9,007,000,000
Reversal		(10,469,000,000)			(10,252,000,000)
Ending		₩ 159,044,000,000	[2]		₩ 52,586,000,000

[1]	As of December 31, 2016 and 2017, the estimated greenhouse gas emission is 117,831 tons 112,121 tons, respectively.
[2]	As of December 31, 2017, the group’s provision on incomplete sales on cardssurance are ￦26,926 million.